Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipmen net
	As of December 31,
	2022	2021
Buildings	$9,165,874	$1,971,463
Machinery equipment and tools	5,158,903	4,867,159
Electronic devices	104,020	74,206
Office equipment	21,829	14,337
Vehicles	387,780	352,921
Construction in progress	1,057,565	574,016
Subtotal	15,895,971	7,854,102
Less: accumulated depreciation	(3,595,480)	(3,230,949)
Property, plant and equipment, net	$12,300,491	$4,623,153